Leases (Details) - Schedule of Maturities of Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Leases [Abstract]
2024	$ 1,004,982
2025	710,546
2026	423,930
Total lease payments	2,139,458
Less imputed interest	(97,771)
Less current portion	(999,943)	$ (1,086,658)
Total maturities, due beyond one year	$ 1,041,744	$ 1,885,218